Note 5 - Loans to Customers	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Microloans [text block]
NOTE 5.	LOANS TO CUSTOMERS

The Group engages in microlending in several developing countries, including Kenya and India. In
2019,
the Group provided loans to customers with a relatively short duration, up to
365
days, in exchange for an origination fee that remained fixed regardless of any early repayment. The average duration for microloans provided in
2019
was
15
days. Additional fees in the form of interest, limited to the sum of the principal and origination fee, is accrued only if and after a loan was not
repaid by its due date.

The fair value of microloans is presented in the Statement of Financial Position as Loans to customers. In the Statement of Operations, changes in fair value are disaggregated into Revenue and Other changes in fair value of loans to customers. While fair value of loans to customers is estimated as the present value of expected cash flows discounted by the credit-adjusted effective interest rate, the amount of revenue recognized related to origination fees and interest is measured based on the effective interest rate method. The amount of Other changes in fair value of loans to customers, presented as credit loss expense in the segment reporting in Note
4,
is the difference between the fair value at inception or the beginning of the period and the fair value at the end of the period, less cash flows received in the period and interest revenue. Other changes in fair value of loans to customers consist primarily of changes in fair value of expected cash flows.

See Note
18
 for information on the Group’s exposure to credit risk and its policies for managing that risk.

The following tables present detailed financial information related to the microloans to customers:

	Loans to customers	Loans to customers	Loans to customers	Loans to customers
[US$ thousands] Statement of Financial Position as of December 31, 2018	not yet overdue	overdue 1-30 days	overdue 31-90 days	overdue >90 days	Total
Disbursed amounts	1,520	503	235	310	2,568
Accumulated interest revenue	247	223	276	400	1,146
Accumulated credit loss expense (1)	-	(91)	(99)	(337)	(528)
Accumulated partial repayments	(6)	(37)	(34)	(18)	(95)
Net loans to customers	1,762	598	378	355	3,092

	Loans to customers	Loans to customers	Loans to customers	Loans to customers
[US$ thousands] Statement of Financial Position as of December 31, 2019	not yet overdue	overdue 1-30 days	overdue 31-90 days	overdue >90 days	Total
Disbursed amounts	88,271	10,350	13,462	20,335	132,418
Accumulated interest revenue	5,101	2,017	3,390	6,830	17,338
Accumulated credit loss expense (1)	(4,754)	(8,629)	(15,950)	(24,969)	(54,302)
Accumulated partial repayments	(30)	(137)	(300)	(1,375)	(1,843)
Net loans to customers	88,588	3,601	602	325	93,115

(
1
)
Accumulated credit loss expense is part of Other changes in fair value of loans to customers in the Statement of Operations.

[US$ thousands]	Year ended December 31,
Statement of Operations	2017	2018	2019
Origination fees and late interest	-	1,655	128,373
Other changes in fair value of loans to customers	-	(528)	(54,431)
Net change in fair value of loans to customers	-	1,127	74,071

[US$ thousands]	Year-ended December 31,
Reconciliation of fair value measurement of loans to customers	2018	2019
As of January 1	-	3,092
Disbursements	9,728	856,883
Interest revenue	1,655	128,373
Other changes in fair value	(528)	(54,302)
Repayments	(8,840)	(840,003)
Other movements	1,077	(928)
As of December 31	3,092	93,115

Fair value measurement

The fair value of microloans is estimated as the present value of expected cash flows discounted by the credit-adjusted effective interest rate. The fair value is a level
3
measurement. Future expected cash flows are estimated based on historic data and management overlay when necessary to reflect current expectations.

In the Group’s fair value model, each individual loan is designated into groups of loans where each group of loans has a corresponding recovery curve. The recovery curve reflects the expected cash flows for that group of loans and is constructed based on the observed historic data for loans with similar characteristics (e.g., to a first
-time borrower or a returning borrower, disbursed amounts, loan term (maturity) and actual repayments). As the loan progresses and the Group obtains payment data (behavior data) on the customer, the contract remains in its current loan group or switch to the loan group whose recovery curve is most aligned with the observed payment history for that specific contract. Based on accumulated data, Opera has no
reasonable expectation of receiving cash flows subsequent to
180
days after maturity, and consequently do
not
include any expected cash flow after
180
days past due in the estimation of fair value.

A basic premise applied for the initial and subsequent measurement of fair value is that each loan is issued without the creation of a gain or loss on issue. Thus, at initial recognition, the fair value of the loan, being the net present value of expected future cash flows, equals the cash flows disbursed when issuing the loan. Due to the short duration of the loan, the credit adjusted effective interest rate, that resulted in no
gain or loss at inception, is kept constant when measuring the fair value of the loan for the remaining of the duration of the loan.

Due to the short duration of the microloans, the most significant factor when evaluating the loans is the estimation of future expected cash flows (the recovery curve). The estimate of fair value is also sensitive to the discount rate.

A
10%
increase in the expected future cash flows would result in the fair value of the loans to customers being
US$101,641
thousand, while a
10%
decrease would result in the fair value being
US$84,589
thousand. If the annualized discount rate was
100
percentage points higher, the fair value would be
US$92,933
thousand, and if the annualized discount rate was
100
percentage points lower, the fair value would be
US$93,348
thousand.

See Note
16
for additional details.